PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 9,401
Balance at the end of period	10,304	$ 9,401
Right-of-use assets	431	393
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	9,050	5,723
Additions	211	203
Disposals	(165)	(47)
Foreign currency translation	122	(363)
Impact of deconsolidation due to loss of control and other	(9)	236
Balance at the end of period	10,154	9,050
Cost: | Manager Reorganization
Reconciliation of changes in property, plant and equipment [abstract]
Manager Reorganization and Acquisition of Foreign Investments	0	3,298
Cost: | Foreign Investments
Reconciliation of changes in property, plant and equipment [abstract]
Manager Reorganization and Acquisition of Foreign Investments	945	0
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	1,376	763
Disposals	(38)	(1)
Foreign currency translation	35	(49)
Impact of deconsolidation due to loss of control and other	(5)	29
Revaluation (losses) gains, net	0	727
Balance at the end of period	1,368	1,376
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Provision for impairment	0	(93)
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(1,025)	(863)
Disposals	36	44
Foreign currency translation	(31)	76
Impact of deconsolidation due to loss of control and other	5	(3)
Depreciation	(203)	(279)
Balance at the end of period	$ (1,218)	$ (1,025)